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                                             As filed pursuant to Rule 497 under
                                             the Securities Act of 1933
                                             Registration No. 333-66106
                                                              811-07727

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
        AMERICAN PATHWAY II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
              POLARIS VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
            POLARIS II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
          POLARISAMERICA VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
        POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
         POLARIS PROTECTOR VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
          POLARIS ADVISOR VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
         POLARIS CHOICE II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004

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                          VARIABLE ANNUITY ACCOUNT ONE
                                SUPPLEMENT TO THE
          ANCHOR ICAP II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004

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                          VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
      VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
          ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
            SEASONS VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
       SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
         SEASONS SELECT VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
      SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
       SEASONS ADVISOR II VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                                SUPPLEMENT TO THE
         POLARIS PLUS VARIABLE ANNUITY PROSPECTUS DATED AUGUST 30, 2004
      POLARIS II A-CLASS VARIABLE ANNUITY PROSPECTUS DATED AUGUST 30, 2004
   POLARIS II ASSET MANAGER VARIABLE ANNUITY PROSPECTUS DATED AUGUST 30, 2004

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The following replaces the paragraph under the heading titled LEGAL PROCEEDINGS located in the OTHER INFORMATION section of the prospectus:

AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matters disclosed below.

A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On November 23, 2004, American International Group, Inc. (AIG), the parent company and affiliated person of AIG SunAmerica Life Assurance Company ("Depositor") and AIG SunAmerica Capital Services, Inc. ("Distributor"), consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the Securities and Exchange Commission (SEC) alleged that AIG violated Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act) and Rule 10b-5 promulgated thereunder and Section 17(a) of the Securities Act of 1933 (Securities Act) and aided and abetted violations of Sections 13(a) and 13(b)(2)(A) of the Exchange Act and Rules 12b-20, 13a-1, and 13a-13 promulgated thereunder, in connection with certain structured transactions between subsidiaries of The PNC Financial Services Group, Inc. and certain subsidiaries of AIG, and similar transactions marketed by certain subsidiaries of AIG to other publicly traded companies. The conduct described in the complaint did not involve any conduct of AIG or its


                                   Page 1 of 2

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affiliates related to their investment advisory, depository or distribution activities. Pursuant to a final judgment entered on December 7, 2004, AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), was ordered to pay approximately $46 million in disgorgement, penalties and prejudgment interest.

In addition, the final judgment enjoins AIG from future violation of the above-referenced provisions of the federal securities laws. Absent exemptive relief granted by the SEC, the entry of the injunction would prohibit AIG and, its affiliated persons, from, among other things, serving as an investment advisor or depositor of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
Section 9(a) of the Investment Company Act of 1940, as amended (the "1940 Act"). Certain affiliated persons of AIG, including the Depositor and Distributor, received a temporary exemptive order from the SEC pursuant to Section 9(c) of the 1940 Act on December 8, 2004 with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons to serve as investment adviser, subadviser, depositor, principal underwriter or sponsor of the separate accounts through which your variable annuity is funded ("Separate Accounts"). The Depositor and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the permanent order.

Additionally, AIG and AIG Financial Products Corp. (AIG-FP), a subsidiary of AIG, reached a similar settlement with the Fraud Section of the United States Department of Justice (DOJ). The settlement with the DOJ consists of an agreement with respect to AIG and AIG-FP and a complaint and deferred prosecution agreement with AIG-FP PAGIC Equity Holding Corp. (a special purpose entity) that will foreclose future prosecutions, provided that the companies comply with the agreements. As part of the settlement, AIG-FP will pay a penalty of $80 million to the DOJ.

The Depositor believes that the disgorgement and penalties are not likely to have a material adverse effect on the Separate Accounts. Nor does the Distributor believe that the disgorgement and penalties will materially affect its ability to perform distribution services relating to the Separate Accounts.


Date: December 16, 2004


                Please keep this Supplement with your Prospectus

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